Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory, net consisted of the following:

	December 31,	December 31,
	2015	2014
Raw materials	$196,500	$121,631
Finished goods	115,792	524,989
	312,292	646,620
Less provision for inventory obsolescence	(57,907)	(90,000)
	$254,385	$556,620